Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Iris
Income Taxes

Note 9. Income Taxes

The Company’s effective tax rate for the three months ended March 31, 2025 and 2024 was (0.2)% and (0.7)%, respectively. The Company’s effective tax rate differs from the statutory income tax rate of 21% primarily due to the business combination costs, changes in the fair value of warrant liabilities and change in the valuation allowance. The Company has used a discrete effective tax rate method to calculate taxes for the three months ended March 31, 2025. The Company believes that the use of the discrete method is more appropriate than the estimated effective tax rate method as the estimated annual effective tax rate method is not reliable due to a high degree of uncertainty in estimating annual pretax earnings.

NOTE 9. INCOME TAXES

The Company’s net deferred tax assets (liability) at December 31, 2024 and December 31, 2023 are as follows:

	December 31,	December 31,
	2024	2023
Deferred tax asset:
Startup expenses	$1,480,938	$1,041,535
Accrued Interest	29,490	7,307
Total deferred tax asset	1,510,428	1,048,842
Valuation allowance	(1,510,428)	(1,048,842)
Deferred tax asset, net of allowance	$—	$—

The income tax provision for the years ended December 31, 2024 and December 31, 2023 consists of the following:

	December 31,	December 31,
	2024	2023
Federal
Current	$18,841	$33,987
Deferred	(461,586)	(411,035)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	461,586	411,035
Income tax provision	$18,841	$33,987

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2024 and December 31, 2023, the change in the valuation allowance was $461,586 and $411,035, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2024 and December 31, 2023 are as follows:

	December 31,	December 31,
	2024	2023
Provision/(Benefit) at Statutory Rate	21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit	—%	—%
Permanent differences:
Change in fair value of Warrant Liability	0.15%	9.98%
Prior year adjustments	—%	20.83%
Other permanent items	(0.23)%	(0.62)%
Acquisition Facilitative Expenses	(5.55)%	(19.54)%
Change in valuation allowance	(16.02)%	(34.50)%
Income Tax Provision/(Benefit)	(0.65)%	(2.85)%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to federal examination.